Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Aug. 23, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Sep. 15, 2021	Aug. 31, 2021	Jul. 31, 2021	Jul. 01, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Apr. 20, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 28, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Sep. 01, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Dec. 26, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Apr. 17, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jul. 10, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Dec. 12, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Sep. 20, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014
C000081186
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Dorsey Wright ADR ETF
Account Value	$ 17,544	$ 18,228	$ 17,138	$ 17,469	$ 16,372	$ 15,763	$ 15,744	$ 15,235	$ 13,305	$ 13,736	$ 14,620	$ 14,862	$ 13,853	$ 12,848	$ 13,406	$ 13,495	$ 13,524	$ 14,014	$ 13,297	$ 13,896	$ 12,991	$ 12,127	$ 13,524		$ 13,957	$ 13,232	$ 15,208	$ 14,661	$ 16,059	$ 15,831	$ 16,783	$ 17,290	$ 16,487	$ 17,426	$ 17,026		$ 18,182	$ 17,919		$ 17,764	$ 17,684	$ 17,363		$ 16,615	$ 16,667	$ 15,960	$ 16,255		$ 15,438	$ 14,261	$ 14,778		$ 15,060	$ 15,136	$ 14,167	$ 13,078	$ 12,265	$ 10,807	$ 13,206	$ 14,312	$ 14,434		$ 13,550	$ 13,448	$ 12,729	$ 13,203	$ 13,466	$ 13,233	$ 12,200	$ 12,208		$ 12,064	$ 12,238	$ 11,744	$ 10,622	$ 11,718	$ 12,300	$ 14,214	$ 13,841	$ 14,003		$ 14,101	$ 15,167	$ 15,333	$ 15,416	$ 15,863	$ 16,389	$ 15,433		$ 14,626	$ 15,046	$ 14,542	$ 13,734	$ 12,993	$ 12,214	$ 12,343	$ 12,288	$ 12,099	$ 11,659	$ 11,498	$ 10,506	$ 10,593	$ 10,823	$ 10,550		$ 10,446	$ 10,609	$ 10,142	$ 10,037	$ 9,956	$ 9,962	$ 9,331	$ 9,422	$ 9,951	$ 10,146	$ 9,921	$ 9,366	$ 9,527	$ 10,297	$ 10,036	$ 10,368	$ 10,386	$ 9,960	$ 10,042	$ 9,338	$ 9,533	$ 9,754	$ 9,697	$ 9,551	$ 9,941	$ 9,736	$ 10,000
C000216698
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Dorsey Wright FSM All Cap World ETF
Account Value	$ 16,176	15,371	14,576	15,342	15,038	14,182	14,018	13,171	11,904	12,332	12,939	13,321	12,841	12,243	12,683	12,657	13,156	13,811	12,624	13,311	12,571	11,309	12,444		12,801	12,273	13,313	13,006	13,787	13,384	13,602	15,309	15,304	15,264	14,191		14,883	14,530		14,607	14,898	15,259		14,638	15,260	15,141	14,807		13,824	12,180	12,353		12,837	11,991	11,176	10,715	10,040	8,733	9,536	10,093	9,948	$ 10,000
C000216699
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Dorsey Wright FSM US Core ETF
Account Value	$ 18,956	17,977	17,012	17,907	17,552	16,470	16,207	15,439	14,054	14,368	15,119	15,373	14,843	13,892	13,678	13,552	13,373	13,960	13,467	13,923	13,126	12,136	13,301		13,674	12,865	13,820	13,775	15,322	14,793	15,207	16,284	15,722	15,784	14,821		15,569	15,082		14,782	14,341	14,606		13,727	13,701	13,760	13,647		13,110	11,828	12,282		12,903	11,716	10,943	10,401	9,801	8,657	9,563	10,292	10,000	10,000
C000201033
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Dorsey Wright Short ETF
Account Value	$ 3,320	3,229	3,306	3,093	3,214	3,251	3,110	3,608	3,996	3,680	3,380	3,157	3,521	3,868	3,672	3,628	3,459	3,287	3,992	3,696	3,998	4,464	3,867		3,759	4,207	3,797	3,740	3,365	3,437	3,420	3,424	3,742	3,499	3,532		3,466	3,491		3,444	3,520	3,592		3,725	3,975	4,280	4,606		5,014	7,205	7,632		7,112	7,766	7,753	9,168	10,062	14,040	11,054	9,892	9,129		9,808	10,388	10,403	11,354	10,134	9,973	11,022	9,476		9,945	9,812	10,218	12,214	10,683	11,152	10,045	9,952	9,932	$ 10,000
C000173320
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Focused Equity ETF
Account Value	$ 26,015	26,199	25,372	26,559	25,753	25,051	24,750	23,075	20,637	21,718	22,981	23,183	22,388	20,379	21,170	21,138	20,679	21,193	19,758	20,348	18,829	17,085	18,475		19,194	17,547	18,606	18,768	19,925	19,677	20,269	21,844	20,370	20,502	19,221		20,275	20,001		19,341	19,282	19,478		18,462	17,638	17,585	18,007		17,208	15,765	16,103		16,496	15,998	14,747	14,814	14,008	12,652	14,160	15,556	15,402		15,228	14,623	14,478	14,444	14,441	14,177	13,497	13,923		13,343	13,259	12,688	11,810	13,137	12,587	13,596	13,581	13,131		12,762	12,398	12,333	12,417	12,635	12,936	12,524		12,400	11,919	11,590	11,274	11,428	11,439	11,331	11,302	11,087	10,996	10,789	10,378	10,385	9,901	10,080	$ 10,000
C000227805
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Gerber Kawasaki ETF
Account Value	$ 8,724	8,342	7,918	8,429	8,120	7,536	7,345	6,922	6,267	6,628	7,141	7,500	7,261	6,721	6,691	6,905	6,817	6,790	6,051	6,871	6,591	6,256	6,967		7,375	6,529	7,295	7,586	9,132	8,826	9,175	10,587	10,857	10,951	9,879		10,473	10,163	$ 10,000
C000226855
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Hotel ETF
Account Value	$ 11,812	11,615	11,881	12,655	12,225	11,619	11,726	10,820	9,529	10,126	10,581	11,151	10,490	9,759	10,097	10,128	10,435	10,558	9,459	9,987	9,512	8,374	9,107		9,550	8,111	9,565	10,287	10,917	10,489	9,905	10,901	9,925	10,790	10,443		9,976	9,528		10,081	10,637	10,512	$ 10,000
C000099071
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Insider Advantage ETF
Account Value	$ 24,356	24,759	23,873	25,383	24,084	22,829	22,696	21,300	19,640	20,359	20,976	21,508	20,451	18,582	19,075	19,300	20,086	20,129	18,386	19,787	18,668	16,467	18,378		19,174	18,133	19,740	19,273	20,628	20,425	20,662	20,757	19,643	20,522	19,496		20,190	19,866		19,951	20,301	19,652		18,785	17,700	16,643	16,851		16,281	14,021	14,313		14,735	14,162	13,686	13,642	13,111	11,688	13,876	15,121	15,481		14,936	14,490	14,223	14,149	14,128	13,913	13,133	13,799		13,372	13,323	12,977	12,088	13,396	13,032	14,124	14,194	14,096		13,675	13,694	13,638	13,812	14,124	14,911	14,354		14,198	13,572	13,584	13,109	13,380	13,256	12,871	13,028	13,065	13,261	12,943	12,734	12,556	11,556	11,540		11,602	11,420	10,996	11,113	10,949	11,113	10,446	10,197	10,705	11,131	11,111	10,347	10,783	11,339	11,205	11,394	11,202	11,259	11,304	10,634	10,868	10,824	10,414	10,094	10,289	9,834	10,000
C000237353
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares MSOS 2X Daily ETF
Account Value	$ 1,120	1,401	2,886	2,513	1,973	2,434	1,455	1,495	1,042	2,251	1,733	1,279	1,292	1,307	1,359	1,491	1,998	2,165	2,397	8,452	7,428	5,538	12,326	$ 10,000
C000227806
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Psychedelics ETF
Account Value	$ 990	1,189	1,264	1,451	1,480	1,446	1,433	1,302	1,453	1,591	1,674	1,987	1,878	1,739	1,718	1,788	2,091	2,174	1,897	2,285	2,414	2,668	3,820		2,825	2,556	2,847	2,955	3,777	4,150	4,569	5,582	7,402	9,385	9,022	$ 10,000
C000211119
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Pure Cannabis ETF
Account Value	$ 1,559	1,730	2,076	1,864	1,621	1,659	1,392	1,336	1,176	1,561	1,434	1,252	1,171	1,185	1,258	1,318	1,523	1,654	1,630	2,316	2,231	1,898	2,546		2,558	2,372	3,131	3,636	4,803	4,726	4,705	5,856	6,219	6,507	7,138		7,754	8,180		9,120	9,064	9,437		10,147	10,816	9,088	7,342		7,240	4,903	4,630		5,334	4,908	4,344	4,533	3,676	3,292	4,056	4,826	4,992		5,082	5,397	5,880	7,059	8,052	9,194	9,289	10,353	$ 10,000
C000215439
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Pure US Cannabis ETF
Account Value	$ 2,932	3,213	4,499	3,979	3,432	3,738	2,788	2,712	2,241	3,197	2,705	2,249	2,198	2,234	2,214	2,308	2,643	2,701	2,839	4,761	4,397	3,588	5,270		4,659	4,151	5,654	6,154	8,370	8,704	8,431	10,237	10,681	10,928	12,653		13,048	14,301		16,086	16,594	16,961		17,030	19,054	16,738	14,525		13,317	9,965	8,713	$ 10,000
C000223023
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Q Dynamic Growth ETF
Account Value	$ 13,539	12,942	12,452	13,086	12,855	12,221	12,241	11,703	10,858	10,952	11,547	11,794	11,396	10,801	10,066	10,069	9,269	9,289	8,470	9,215	8,725	8,269	9,301		9,828	8,809	9,651	9,781	11,112	10,728	11,209	12,224	12,034	11,937	11,192		11,824	11,445		11,250	10,612	10,750		10,238	10,181	10,039	10,000	$ 10,000
C000092409
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Ranger Equity Bear ETF
Account Value	$ 1,926	1,922	1,994	1,830	1,853	1,905	1,786	2,008	2,180	1,996	1,839	1,730	1,924	2,165	2,197	2,165	2,055	2,048	2,448	2,312	2,420	2,579	2,401		2,438	2,710	2,456	2,357	2,079	2,112	2,157	2,100	2,154	2,137	2,192		2,102	2,057		1,957	2,050	2,054		2,158	2,209	2,336	2,583		2,825	3,772	3,821		3,709	4,011	4,130	4,422	4,963	5,866	4,831	4,594	4,570		4,880	5,390	5,577	5,921	5,446	5,419	5,891	5,455		5,812	5,851	6,312	7,153	6,540	6,778	6,252	6,246	6,399		6,622	6,917	7,113	7,011	6,914	6,463	6,677		6,777	7,127	7,128	7,356	7,222	7,270	7,588	7,411	7,467	7,550	7,669	7,865	7,971	8,393	8,160		8,068	8,357	9,002	8,859	8,752	9,024	9,924	10,127	9,126	8,871	8,939	9,711	9,593	9,236	9,236	9,168	9,295	9,406	9,312	10,102	9,737	9,660	9,924	10,102	9,660	10,289	10,000
C000226856
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Restaurant ETF
Account Value	$ 10,235	10,071	9,944	10,305	9,998	9,389	9,477	8,562	7,705	7,871	8,414	9,225	8,990	8,395	8,426	8,289	8,198	8,461	7,559	8,258	8,203	7,268	7,653		7,542	6,884	7,709	8,186	8,866	9,156	8,964	9,539	8,467	9,134	9,366		9,713	9,626		9,899	10,025	10,418	10,000
C000105934
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares STAR Global Buy-Write ETF
Account Value	$ 16,900	16,587	16,078	16,633	16,244	15,798	15,764	15,108	14,129	14,464	15,016	15,337	14,997	14,453	14,591	14,428	14,068	14,463	13,649	14,146	13,321	12,695	13,730		14,311	13,559	14,426	14,378	15,418	15,193	15,491	16,099	15,695	16,030	15,390		15,855	15,635		15,521	15,279	15,177		14,793	14,466	14,261	14,353		13,980	12,952	13,267		13,657	13,030	12,512	12,443	12,042	11,218	12,505	13,239	13,319		13,043	12,787	12,604	12,467	12,575	12,488	12,023	12,523		12,252	12,083	11,799	11,118	11,853	11,717	12,357	12,371	12,205		11,936	11,930	11,745	11,692	11,850	12,223	11,873		11,777	11,640	11,514	11,380	11,375	11,217	11,139	11,065	10,975	10,946	10,723	10,589	10,460	10,319	10,465		10,461	10,455	10,225	10,084	10,041	9,992	9,576	9,561	9,912	10,080	10,088	9,576	9,767	10,275	10,160	10,328	10,271	10,172	10,286	9,947	10,111	10,191	10,073	9,969	10,126	9,882	10,000
C000194564
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Vice ETF
Account Value	$ 12,587	12,625	11,973	13,037	12,442	11,833	11,855	11,413	10,445	11,068	11,921	12,645	12,395	11,494	12,472	12,104	12,150	12,165	11,499	12,139	11,384	10,095	11,123		11,510	10,756	11,611	12,016	12,880	13,249	12,889	14,066	12,980	13,919	13,729		14,008	13,751		15,244	15,073	15,197		14,558	14,365	13,307	12,951		12,005	11,285	10,930		11,026	10,353	9,528	9,612	9,076	7,995	9,458	10,223	10,503		10,214	9,626	9,636	9,832	10,073	10,235	9,761	10,473		10,388	10,240	9,572	8,770	9,728	10,289	10,812	10,520	10,387		10,258	10,157	10,076	9,997	10,058	10,658	10,480	$ 10,000
MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 15,285	15,536	14,957	15,350	14,861	14,594	14,510	13,778	12,608	13,141	13,606	14,148	13,704	13,108	13,687	13,311	12,989	13,266	12,272	12,262	11,021	10,459	11,538		12,113	11,538	12,718	12,624	13,497	13,411	13,652	14,345	13,647	14,313	13,969		14,387	14,137		14,032	14,191	13,743		13,342	13,042	12,756	12,893		12,320	10,667	11,110		11,407	10,849	10,602	10,253	9,825	9,229	10,650	11,709	11,958		11,582	11,453	11,056	10,748	11,034	11,175	10,550	11,082		10,779	10,711	10,445	9,801	10,301	10,314	11,206	11,109	11,328		11,056	11,193	11,450	11,194	11,400	11,939	11,369		11,189	11,073	10,907	10,642	10,646	10,348	10,366	9,999	9,751	9,490	9,356	9,092	8,792	8,970	9,158		9,047	9,040	8,604	8,903	8,985	8,732	8,198	8,351	9,002	9,125	9,269	8,597	9,057	9,777	9,578	9,857	9,908	9,519	9,666	9,121	9,076	9,402	9,276	9,412	9,789	9,804	10,000
MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Account Value	$ 15,302	14,969	14,384	14,875	14,422	13,829	13,748	13,118	12,010	12,382	12,916	13,288	12,818	12,115	12,246	12,073	11,711	12,057	11,251	11,711	10,868	10,250	11,335		11,768	11,000	12,013	11,999	13,043	12,766	13,105	13,781	13,251	13,578	12,919		13,476	13,147		13,057	12,887	12,689		12,158	11,841	11,573	11,626		11,110	9,891	10,138		10,475	9,871	9,375	9,085	8,706	7,864	9,091	9,890	10,001	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 18,122	17,494	16,667	17,377	16,835	15,982	15,718	15,035	13,777	14,073	14,777	15,016	14,549	13,647	13,588	13,379	12,905	13,228	12,446	13,207	12,508	11,571	12,745		13,287	12,165	13,260	13,235	14,500	13,981	14,412	15,199	14,547	14,648	13,689		14,357	13,933		13,610	13,300	13,207		12,538	12,012	11,690	11,809		11,372	10,250	10,530		10,946	10,212	9,667	9,478	9,047	8,019	9,149	9,970	9,974	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 21,637	20,888	19,901	20,749	20,102	19,083	18,767	17,952	16,450	16,803	17,644	17,930	17,372	16,295	16,224	15,975	15,409	15,795	14,861	15,769	14,935	13,816	15,218		15,865	14,525	15,832	15,803	17,313	16,693	17,208	18,148	17,369	17,490	16,345		17,142	16,637		16,251	15,880	15,770		14,971	14,343	13,958	14,100		13,578	12,238	12,573		13,069	12,193	11,542	11,317	10,803	9,575	10,924	11,904	11,909		11,560	11,155	10,919	10,718	10,891	10,736	10,029	10,710		10,293	10,097	9,783	9,057	9,956	9,757	10,473	10,414	10,085	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 29,290	28,276	26,940	28,087	27,212	25,832	25,405	24,301	22,268	22,746	23,885	24,271	23,516	22,058	21,963	21,625	20,859	21,381	20,117	21,347	20,217	18,703	20,600		21,476	19,663	21,432	21,393	23,437	22,598	23,295	24,566	23,513	23,677	22,126		23,206	22,521		21,998	21,497	21,347		20,266	19,416	18,895	19,087		18,381	16,567	17,020		17,692	16,505	15,624	15,320	14,623	12,962	14,788	16,115	16,121		15,649	15,101	14,781	14,509	14,743	14,534	13,577	14,498		13,934	13,668	13,243	12,261	13,478	13,208	14,177	14,097	13,652		13,163	13,082	12,774	12,726	13,057	13,557	12,823		12,682	12,305	12,024	11,781	11,745	11,508	11,437	11,278	11,164	11,151	10,725	10,525	10,321	9,952	10,137	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 13,245	12,786	12,182	12,701	12,305	11,681	11,488	10,989	10,069	10,285	10,800	10,975	10,634	9,975	9,931	9,779	9,432	9,668	9,097	9,653	9,142	8,457	9,315		9,711	8,891	9,691	9,674	10,598	10,218	10,534	11,109	10,632	10,706	10,005		10,493	10,184	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 13,878	13,397	12,764	13,308	12,893	12,239	12,037	11,514	10,551	10,777	11,317	11,500	11,142	10,451	10,406	10,246	9,883	10,130	9,532	10,114	9,579	8,862	9,760		10,175	9,316	10,155	10,136	11,104	10,707	11,037	11,640	11,140	11,218	10,484		10,995	10,670		10,423	10,185	10,114	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	30,530	29,152	30,494	29,541	28,024	27,717	26,321	24,076	24,731	25,968	26,480	25,563	23,929	23,837	23,585	22,971	23,521	22,005	23,374	22,214	20,531	22,629		23,506	21,490	23,452	23,484	25,799	24,988	25,634	27,236	26,205	26,610	24,924		26,095	25,371		24,949	24,349	24,238		23,050	22,253	21,578	21,675		20,741	18,492	18,900		19,614	18,289	17,306	16,919	16,061	14,182	16,444	17,910	17,929		17,426	16,788	16,434	16,151	16,487	16,246	15,179	16,230		15,606	15,382	14,859	13,685	15,089	14,793	15,968	15,942	15,401		14,907	14,810	14,403	14,349	14,642	15,203	14,442		14,299	13,877	13,581	13,258	13,232	12,987	12,871	12,741	12,607	12,599	12,147	11,922	11,694	11,193	11,441		11,423	11,394	10,959	10,936	10,744	10,678	9,976	9,979	10,576	10,797	10,738	9,952	10,250	10,909	10,729	10,912	10,763	10,715	10,825	10,232	10,525	10,525	10,276	10,001	10,214	9,803	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 13,626	13,154	12,532	13,066	12,659	12,017	11,818	11,305	10,359	10,581	11,111	11,291	10,939	10,261	10,217	10,060	9,704	9,946	9,358	9,930	9,405	8,700	9,583	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 12,731	12,290	11,709	12,208	11,828	11,228	11,042	10,563	9,679	9,887	10,382	10,550	10,221	9,588	9,546	9,399	9,067	9,293	8,744	9,278	8,787	8,129	8,954		9,335	8,547	9,315	9,298	10,187	9,822	10,125	10,678	10,220	10,291	9,617	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 20,523	19,812	18,876	19,680	19,067	18,100	17,801	17,027	15,603	15,938	16,736	17,006	16,477	15,456	15,389	15,152	14,616	14,981	14,096	14,957	14,166	13,105	14,434		15,048	13,777	15,017	14,990	16,421	15,834	16,322	17,213	16,475	16,590	15,503		16,260	15,780		15,414	15,062	14,958		14,200	13,604	13,239	13,374		12,879	11,608	11,925		12,396	11,565	10,948	10,734	10,246	9,082	10,362	11,291	11,296		10,965	10,581	10,356	10,166	10,330	10,183	9,513	10,159	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 16,432	15,863	15,113	15,757	15,266	14,492	14,252	13,633	12,492	12,761	13,399	13,616	13,192	12,375	12,321	12,132	11,702	11,995	11,286	11,976	11,342	10,492	11,557		12,048	11,031	12,023	12,001	13,148	12,677	13,068	13,782	13,191	13,283	12,413		13,018	12,634		12,341	12,060	11,976		11,369	10,892	10,600	10,708		10,311	9,294	9,548	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 15,434	14,899	14,195	14,800	14,338	13,611	13,387	12,805	11,733	11,985	12,585	12,789	12,391	11,623	11,573	11,395	10,991	11,266	10,600	11,248	10,653	9,855	10,855		11,316	10,361	11,293	11,272	12,349	11,907	12,275	12,944	12,389	12,476	11,659		12,227	11,867		11,591	11,327	11,248		10,678	10,230	9,956	10,057	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	32,360	30,831	32,144	31,142	29,563	29,075	27,811	25,484	26,031	27,334	27,777	26,912	25,244	25,135	24,749	23,872	24,469	23,023	24,430	23,137	21,404	23,575		24,578	22,503	24,527	24,483	26,821	25,861	26,659	28,114	26,908	27,096	25,322		26,557	25,773		25,175	24,601	24,431		23,193	22,220	21,623	21,844		21,035	18,960	19,478		20,247	18,889	17,881	17,532	16,735	14,834	16,924	18,442	18,449		17,909	17,282	16,915	16,605	16,872	16,633	15,538	16,592		15,946	15,642	15,156	14,031	15,424	15,116	16,225	16,133	15,624		15,064	14,971	14,619	14,563	14,943	15,515	14,675		14,513	14,082	13,760	13,482	13,441	13,170	13,089	12,907	12,776	12,761	12,274	12,045	11,812	11,390	11,602		11,599	11,583	11,171	11,142	10,946	10,903	10,211	10,225	10,758	10,931	10,898	10,051	10,306	10,967	10,742	10,954	10,815	10,712	10,885	10,293	10,612	10,638	10,360	10,113	10,257	9,862	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 13,878	13,397	12,764	13,308	12,893	12,239	12,037	11,514	10,551	10,777	11,317	11,500	11,142	10,451	10,406	10,246	9,883	10,130	9,532	10,114	9,579	8,862	9,760		10,175	9,316	10,155	10,136	11,104	10,707	11,037	11,640	11,140	11,218	10,484		10,995	10,670		10,423	10,185	10,114	$ 10,000
MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Account Value	$ 22,474	21,984	21,126	21,847	21,182	20,311	20,192	19,267	17,639	18,186	18,970	19,515	18,826	17,793	17,986	17,731	17,200	17,708	16,524	17,200	15,962	15,054	16,648		17,284	16,156	17,643	17,622	19,156	18,749	19,247	20,241	19,462	19,942	18,974		19,791	19,308		19,176	18,927	18,637		17,856	17,391	16,998	17,075		16,318	14,527	14,889		15,385	14,498	13,769	13,343	12,787	11,550	13,352	14,526	14,688		14,188	13,850	13,481	13,203	13,524	13,485	12,656	13,454		13,015	12,853	12,518	11,602	12,481	12,301	13,298	13,240	13,137		12,752	12,822	12,806	12,685	12,962	13,530	12,808		$ 12,605	$ 12,365	$ 12,114	$ 11,884	$ 11,839	$ 11,517	$ 11,465	$ 11,217	$ 11,045	$ 10,911	$ 10,614	$ 10,331	$ 10,113	$ 10,036	$ 10,210		$ 10,148	$ 10,114	$ 9,696	$ 9,755	$ 9,742	$ 9,601	$ 8,938	$ 9,000	$ 9,578	$ 9,754	$ 9,835	$ 9,119	$ 9,462	$ 10,158	$ 10,071	$ 10,314	$ 10,327	$ 10,036	$ 10,194	$ 9,656	$ 9,810	$ 10,003	$ 9,838	$ 9,770	$ 10,097	$ 9,879	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 22,943	$ 22,148	$ 21,102	$ 22,000	$ 21,314	$ 20,234	$ 19,900	$ 19,035	$ 17,442	$ 17,817	$ 18,709	$ 19,011	$ 18,420	$ 17,278	$ 17,203	$ 16,939	$ 16,339	$ 16,747	$ 15,757	$ 16,721	$ 15,836	$ 14,650	$ 16,136		$ 16,822	$ 15,402	$ 16,787	$ 16,757	$ 18,357	$ 17,700	$ 18,247	$ 19,242	$ 18,417	$ 18,545	$ 17,331		$ 18,177	$ 17,640		$ 17,231	$ 16,838	$ 16,721		$ 15,874	$ 15,208	$ 14,800	$ 14,951		$ 14,397	$ 12,977	$ 13,331		$ 13,858	$ 12,928	$ 12,238	$ 12,000	$ 11,454	$ 10,153	$ 11,583	$ 12,622	$ 12,627		$ 12,257	$ 11,828	$ 11,577	$ 11,365	$ 11,548	$ 11,384	$ 10,635	$ 11,356		$ 10,914	$ 10,706	$ 10,373	$ 9,604	$ 10,557	$ 10,346	$ 11,105	$ 11,042	$ 10,694		$ 10,310	$ 10,247	$ 10,006	$ 9,968	$ 10,228	$ 10,619	$ 10,044	$ 10,000